Commitments and Contingent Obligations - Schedule of Outstanding Commitments for Purchase of Additional Vessels and Installments Payments for Vessels (Detail) (USD $)
In Thousands, unless otherwise specified
Jun. 30, 2012
Contingencies And Commitments [Line Items]
Remainder of 2012
2013	60,440
2014	209,440
Purchase obligations for additional vessels	$ 269,880